Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 698,618	$ 1,032,938
Financial investments	58,423	91,878
Derivative financial instruments	4,835	7,385
Trade accounts receivable	177,231	173,204
Inventory	295,258	269,705
Other assets	140,984	122,857
Total current assets	1,375,349	1,697,967
Non-current assets
Financial investments	352	355
Derivative financial instruments	14,689	3,820
Deferred income taxes	262,941	201,154
Related parties	744	740
Other assets	144,727	120,458
Property, plant and equipment	2,122,690	1,968,451
Intangible assets	1,538,526	1,742,461
Right-of-use assets	29,547
Total non-current assets	4,114,216	4,037,439
Total assets	5,489,565	5,735,406
Current liabilities
Loans and financing	33,149	32,513
Lease liabilities	16,474
Derivative financial instruments	8,276	8,662
Trade payables	414,080	387,225
Confirming payable	82,770	70,411
Dividends payable	6,662	663
Environmental obligations	19,001	20,357
Contractual liabilities	26,351	31,992
Related parties		63
Other liabilities	92,227	99,964
Total current liabilities	698,990	651,850
Non-current liabilities
Loans and financing	1,475,408	1,392,354
Lease liabilities	17,910
Derivative financial instruments	13,542	5,560
Asset retirement and environmental obligations	274,826	249,925
Provisions	26,071	30,641
Deferred income taxes	273,278	298,598
Contractual liabilities	154,171	167,645
Related parties	834	1,517
Other liabilities	34,474	35,515
Total non-current liabilities	2,270,514	2,181,755
Total liabilities	2,969,504	2,833,605
Shareholders' equity
Attributable to NEXA's shareholders	2,147,452	2,476,593
Attributable to non-controlling interests	372,609	425,208
Total shareholders' equity	2,520,061	2,901,801
Total liabilities and shareholders' equity	$ 5,489,565	$ 5,735,406